Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor Equity (note 1) [Member] USD ($)	Common Stock and Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Paid-in Capital [Member] USD ($)
Balance at Dec. 31, 2008	$ 710,531	$ 588,225		$ (58,939)	$ 181,120	$ 125
Balance, Shares at Dec. 31, 2008			25,000
Net income	55,460	18,690		36,770
Net change in parent's equity from Dropdown Predecessor	78,059	77,854		205
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)	(57,000)	(88,832)		31,832
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	65,508				65,508
Proceeds from issuance of offering costs, shares			7,000
Dividends declared to Teekay Corporation	(23,368)			(23,368)
Dividends declared to other parties	(26,982)			(26,982)
Balance at Dec. 31, 2009	802,208	595,937		(40,482)	246,628	125
Balance, Shares at Dec. 31, 2009			32,000
Net income	(23,142)	(38,704)		15,562
Net change in parent's equity from Dropdown Predecessor	(241,430)	(241,430)
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	234,583				234,583
Proceeds from issuance of offering costs, shares			19,987
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, and Kaveri Spirit LLC from Teekay Corporation (note 1)	(168,684)	(204,068)		35,384
Acquisition of Esther Spirit LLC, and Iskmati Spirit LLC from Teekay Corporation (note 1)	(107,500)	(113,633)		6,133
Dividends declared to Teekay Corporation	(19,945)			(19,945)
Dividends declared to other parties	(35,299)			(35,299)
Balance at Dec. 31, 2010	440,791	(1,898)		(38,647)	481,211	125
Balance, Shares at Dec. 31, 2010			51,987
Net income	(113,075)	(104,010)		(9,065)
Net change in parent's equity from Dropdown Predecessor	194,701	194,701
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	107,105				107,105
Proceeds from issuance of offering costs, shares			9,890
Dividends declared to Teekay Corporation	(13,373)			(13,373)
Dividends declared to other parties	(37,985)			(37,985)
Balance at Dec. 31, 2011	$ 578,164	$ 88,793		$ (99,070)	$ 588,316	$ 125
Balance, Shares at Dec. 31, 2011			61,877